Real Estate Activity Acquisitions (Q2) (Details) $ in Thousands							6 Months Ended		12 Months Ended
	Feb. 26, 2018 USD ($) ft²	Jun. 20, 2017 USD ($) ft²	Jun. 15, 2017 USD ($) ft²	May 05, 2017 USD ($) ft²	Apr. 18, 2017 USD ($) ft²	Feb. 10, 2017 USD ($) ft²	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017	Dec. 31, 2016
Real Estate Properties [Line Items]
Number of real estate acquisitions							1	5	84	7
Acquired In-Place Leases
Real Estate Properties [Line Items]
Fair Value							$ 946	$ 9,611
Weighted-Average Useful Life							6 years	13 years	13 years	11 years
Acquired Above-Market Leases
Real Estate Properties [Line Items]
Fair Value							$ 74	$ 850
Weighted-Average Useful Life							3 years	7 years	6 years	6 years
Acquired Below-Market Leases
Real Estate Properties [Line Items]
Fair Value							$ (457)	$ (2,622)
Weighted-Average Useful Life							16 years	20 years	18 years	19 years
Shoppes of Lake Village
Real Estate Properties [Line Items]
Purchase Price	$ 8,423
Square Footage | ft²	135.437
Leased % of Rentable Square Feet at Acquisition	71.30%
Atwater Marketplace
Real Estate Properties [Line Items]
Purchase Price						$ 15,041
Square Footage | ft²						96,224
Leased % of Rentable Square Feet at Acquisition						94.60%
Rocky Ridge Station
Real Estate Properties [Line Items]
Purchase Price					$ 37,271
Square Footage | ft²					93,337
Leased % of Rentable Square Feet at Acquisition					96.30%
Greentree Station
Real Estate Properties [Line Items]
Purchase Price				$ 12,309
Square Footage | ft²				82,659
Leased % of Rentable Square Feet at Acquisition				90.30%
Titusville Station
Real Estate Properties [Line Items]
Purchase Price			$ 13,817
Square Footage | ft²			117,507
Leased % of Rentable Square Feet at Acquisition			71.70%
Sierra Station
Real Estate Properties [Line Items]
Purchase Price		$ 29,137
Square Footage | ft²		110,904
Leased % of Rentable Square Feet at Acquisition		94.00%